Reconciliation of loss after income tax to net cash used in operating activities (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2025	Jun. 30, 2025
Reconciliation of loss after income tax to net cash used in operating activities [Abstract]
Loss after income tax expense for the year	$ (4,070)	$ (9,554)
Adjustments for [Abstract]
Depreciation	177	277
Exploration expenditure written off	0	37
Share-based payments	1,102	3,164
Net foreign exchange differences - unrealised	(19)	(45)
Interest income	(308)	(681)
Interest expense	8	26
Interest paid	0	(17)
Change in operating assets and liabilities [Abstract]
Decrease/(increase) in receivables	(409)	127
Increase/(decrease) in provision for employee benefits	(158)	34
Adjustments for increase (decrease) in trade accounts payable	608	(173)
Net cash used in operating activities	$ (3,069)	$ (6,805)